Business combinations (Tables)	12 Months Ended
Jun. 30, 2026
Business Combinations
Schedule of business acquisition

Business acquired	Interest acquired	Date	Consideration
VIS Networks Private Limited and its subsidiary and branch	79.70%	12 Feb 26	Cash and deferred cash
VIS Global PTE Ltd and its subsidiaries	79.70%	12 Feb 26	Cash and deferred cash
Vega Global Technologies Pty Ltd and its subsidiaries	100%	12 Feb 26	Ordinary shares
Connect Simple Pty Ltd	100%	12 Feb 26	Ordinary shares

Schedule of identifiable assets acquired and liabilities assumed

USD	Provisional amount
Cash and cash equivalents	4,986,058
Trade receivables	19,362,582
Unbilled receivables	1,351,447
Prepayments	7,727,711
Inventories	1,555,639
Other current assets	4,253,377
Property, plant and equipment	1,621,997
Investment property	4,096,400
Intangible assets	6,312
Right-of-use assets	359,029
Non-current investments	784,570
Deferred tax assets	796,552
Other non-current assets	753,461
Trade payables	(16,132,195)
Contract liabilities	(7,519,363)
Provisions and employee benefit obligations	(896,428)
Other financial liabilities — current	(7,459,514)
Other non-financial liabilities	(884,487)
Lease liabilities	(380,527)
Deferred tax liabilities	(157)
Other financial liabilities — non-current	(2,228,869)
Net identifiable assets acquired	12,153,595

Consideration transferred — ordinary shares issued as consideration	180,430,575
Amount attributed, for financial reporting purposes only, to the shares subscribed for in cash by shareholders and employees of VIS Networks Private Limited (Note 35)	44,571,073
Consideration transferred — cash paid, net of the subscription amount received	14,134,800
Consideration transferred — deferred consideration	10,255,102
Consideration transferred — balance of cash consideration under the share sale agreement	259,104
Total consideration transferred	249,650,654
Non-controlling interests	127,514
Goodwill	237,624,573

Schedule of consideration and goodwill by acquisition

Consideration and goodwill by acquisition

USD	VIS group	Vega group	Connect Simple	Total
Ordinary shares issued as consideration	–	82,426,099	98,004,476	180,430,575
Shares subscribed for in cash by VIS shareholders and employees, attributed for financial reporting purposes only (Note 35)	44,571,073	–	–	44,571,073
Cash	12,000,000	2,134,800	–	14,134,800
Balance of cash consideration under the share sale agreement	–	259,104	–	259,104
Deferred consideration	10,255,102	–	–	10,255,102
Total consideration transferred	66,826,175	84,820,003	98,004,476	249,650,654
Identifiable net assets acquired	(12,770,857)	684,477	(67,215)	(12,153,595)
Non-controlling interests	52,042	75,472	–	127,514
Goodwill	54,107,360	85,579,952	97,937,261	237,624,573